Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Accounts receivable, net	$ 1,107	$ 781
Contract assets	642	336
Equity method investments under fair value option	300	573
Contract liabilities	209	198
Other current liabilities	$ 426	$ 835
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088	1,088
Common stock, shares issued (in shares)	1,057	1,040
Common stock, shares, outstanding (in shares)	1,057	1,040
Related Parties
Accounts receivable, net	$ 279	$ 182
Contract assets	152	22
Contract liabilities	105	107
Other current liabilities	$ 11	$ 7